Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 685,674	$ 657,107	$ 792,888
Net carrying value		1,410
Gain on sale of fixed assets		$ 2,557